7. INVENTORIES: Schedule of Inventory (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of Inventory
	December 31, 2019	December 31, 2018
	$	$
Finished goods	-	102,499
	-	102,499